Maintenance Expenses - Summary of Maintenance Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Aviation repair and maintenance charges	¥ 7,930	¥ 7,952	¥ 7,396
Staff payroll and welfare	2,620	2,363	2,131
Maintenance materials	1,327	1,003	880
Maintenance expenses	¥ 11,877	¥ 11,318	¥ 10,407